Effects on initial application of IFRS 16 (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Information About Differences Between Operating Lease Commitments And Lease Liabilities
The reconciliation between operating lease commitments for the remaining lease payments under IAS 17 and lease liabilities recognized as of January 1, 2019, measured at the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate is as follows:

NT$000
Operating lease commitments disclosed by applying IAS 17 as of December 31, 2018	320,214
Add: Lease payable recognized under finance lease by applying IAS 17 as of December 31, 2018	17,792
Less: Short-term leases	(28,121)
Add: Adjustments as a result of a different treatment of extension and termination options	874,298

Total lease contracts amount recognized as lease liabilities by applying IFRS 16 on January 1, 2019	1,184,183

Incremental borrowing interest rate at the date of initial application	1.7895%~3.9474%

Lease liabilities recognized as of January 1, 2019 by applying IFRS 16	884,275